UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:         Tiger Management L.L.C.

Address:      101 Park Avenue
              New York, NY 10178


13F File Number: 028-04623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Elouise P. Manhertz
Title: Chief Financial Officer
Phone: (212)984-8869


Signature, Place and Date of Signing:


/s/Elouise Manhertz         New York, New York              May 14, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total: $574,766
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

COLUMN 1                  COLUMN  2            COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                          VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS      CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
ACE LTD                       SHS              H0023R105    6,328     121,000 SH           SOLE                121,000   0       0
ALVARION LTD                  SHS              M0861T100    5,108   1,290,000 SH           SOLE              1,290,000   0       0
AMERICAN TOWER CORP           CL A             029912201   10,234     240,180 SH           SOLE                240,180   0       0
ANGEION CORP                  COM              03462H404      528     119,508 SH           SOLE                119,508   0       0
APOLLO GROUP INC              CL A             037604105   13,943     227,500 SH           SOLE                227,500   0       0
APPLE INC                     COM              037833100   19,999      85,100 SH           SOLE                 85,100   0       0
ARCH CAP GROUP LTD            ORD              G0450A105    7,244      95,000 SH           SOLE                 95,000   0       0
AXIS CAPITAL HOLDINGS         SHS              G0692U109    7,409     237,000 SH           SOLE                237,000   0       0
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109   13,535     560,670 SH           SOLE                560,670   0       0
CANADIAN NAT RES LTD          COM              136385101   14,985     202,400 SH           SOLE                202,400   0       0
CARNIVAL CORP                 PAIRED CTF       143658300      387       9,950 SH           SOLE                  9,950   0       0
CVS CAREMARK CORPORATION      COM              126650100   19,958     545,900 SH           SOLE                545,900   0       0
DICKS SPORTING GOODS INC      COM              253393102   18,016     690,000 SH           SOLE                690,000   0       0
DIGITALGLOBE INC              COM NEW          25389M877   19,845     710,000 SH           SOLE                710,000   0       0
DIRECTV                       COM CL A         25490A101   17,750     525,000 SH           SOLE                525,000   0       0
E M C CORP MASS               COM              268648102   17,701     981,200 SH           SOLE                981,200   0       0
FIDELITY NATL INFORMATION SV  COM              31620M106   15,885     677,677 SH           SOLE                677,677   0       0
FIRST OPPORTUNITY FD INC      COM              33587T108       97      13,737 SH           SOLE                 13,737   0       0
GOLDMAN SACHS GROUP INC       COM              38141G104    2,935      17,200 SH           SOLE                 17,200   0       0
HOLOGIC INC                   COM              436440101   11,402     615,000 SH           SOLE                615,000   0       0
INTEL CORP.                   COM              458140100   26,333   1,181,400 SH           SOLE              1,181,400   0       0
LAMAR ADVERTISING CO          CL A             512815101   17,381     506,000 SH           SOLE                506,000   0       0
LCA-VISION INC                COM PAR $.001    501803308    9,901   1,190,000 SH           SOLE              1,190,000   0       0
MADISON SQUARE GARDEN INC     CL A             55826P100    3,046     140,167 SH           SOLE                140,167   0       0
MASTERCARD INC                CL A             57636Q104   18,766      73,880 SH           SOLE                 73,880   0       0
MONSANTO CO NEW               COM              61166W101   34,282     480,000     CALL     SOLE                480,000   0       0
MONSANTO CO NEW               COM              61166W101   10,484     146,800 SH           SOLE                146,800   0       0
NEXEN INC                     COM              65334H102   17,101     690,900 SH           SOLE                690,900   0       0
OCCIDENTAL PETE CORP DEL      COM              674599105    2,367      28,000 SH           SOLE                 28,000   0       0
PARTNERRE LTD                 COM              G6852T105    7,573      95,000 SH           SOLE                 95,000   0       0
PRICELINE COM INC             COM NEW          741503403   16,371      64,200 SH           SOLE                 64,200   0       0
RENAISSANCERE HOLDINGS LTD    COM              G7496G103    8,190     144,300 SH           SOLE                144,300   0       0
RYANAIR HOLDINGS PLC          SPONSORED ADR    783513104    3,614     133,022 SH           SOLE                133,022   0       0
SEALED AIR CORP NEW           COM              81211K100    1,024      48,600 SH           SOLE                 48,600   0       0
SENSATA TECHNOLOGIES HLDG BV  SHS              N7902X106      898      50,000 SH           SOLE                 50,000   0       0
SKYWORKS SOLUTIONS INC        COM              83088M102   18,088   1,159,500 SH           SOLE              1,159,500   0       0
SNAP ON INC                   COM              833034101   10,185     235,000 SH           SOLE                235,000   0       0
SOLUTIA INC                   COM NEW          834376501   19,258   1,195,400 SH           SOLE              1,195,400   0       0
SONOCO PRODS CO               COM              835495102      735      23,870 SH           SOLE                 23,870   0       0
SUNCOR ENERGY INC NEW         COM              867224107    2,463      75,700 SH           SOLE                 75,700   0       0
TALISMAN ENERGY INC           COM              87425E103   15,700     918,100 SH           SOLE                918,100   0       0
UNITEDHEALTH GROUP INC        COM              91324P102    1,486      45,500 SH           SOLE                 45,500   0       0
VERISK ANALYTICS INC          CL A             92345Y106   18,000     638,300 SH           SOLE                638,300   0       0
VISA INC                      COM CL A         92826C839   19,790     217,400 SH           SOLE                217,400   0       0
WAL MART STORES INC           COM              931142103   47,260     850,000     CALL     SOLE                850,000   0       0
WUXI PHARMATECH CAYMAN INC    SPONS ADR SHS    929352102   21,180   1,360,313 SH           SOLE              1,360,313   0       0

                                                         574,766

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